Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	7,169.20
Total Transaction Valuation	51,913,127.88
Total Offset Amount	0.00
Net Fee	$ 7,169.20
Offering Table N/A
Offset Table N/A	N/A